Related Party Transactions - Founder Shares (Details) - DiamondHead Holdings Corp.				1 Months Ended	12 Months Ended
	Oct. 18, 2022 USD ($) item	Jan. 28, 2021 shares	Oct. 21, 2020 USD ($) D $ / shares shares	Oct. 31, 2022 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($) shares
Related Party Transactions
Aggregate outstanding balance					$ 204,110
Class B common stock
Related Party Transactions
Shares subject to forfeiture | shares						1,125,000
Sponsor
Related Party Transactions
Consideration received					25,000
Maximum borrowing capacity of related party promissory note					$ 300,000
Sponsor | Class B common stock
Related Party Transactions
Number of shares not subject to forfeiture | shares		1,125,000
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days
Founder Shares | Class A common stock
Related Party Transactions
Share exchange ratio					1
Founder Shares | Class B common stock
Related Party Transactions
Number of shares not subject to forfeiture | shares		1,125,000
Founder Shares | Sponsor | Class B common stock
Related Party Transactions
Consideration received			$ 25,000
Issuance of Class B common stock to Sponsor (in Shares) | shares			8,625,000
Shares subject to forfeiture | shares			1,125,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Restrictions on transfer period of time after business combination completion			1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			30
Founder Shares | Anchor Investors | Class B common stock
Related Party Transactions
Issuance of Class B common stock to Sponsor (in Shares) | shares			1,250,625
Promissory Note with Related Party
Related Party Transactions
Maximum borrowing capacity of related party promissory note			$ 300,000
Outstanding balance of related party note						$ 130,000
Aggregate outstanding balance					$ 204,110
Interest rate per annum	10.00%
Accrued interest					$ 4,110
Promissory Note with Related Party | Sponsor
Related Party Transactions
Maximum borrowing capacity of related party promissory note				$ 400,000
Unsecured promissory notes issued, number of affiliates of the Sponsor | item	2			2
Aggregate outstanding balance	$ 400,000